Contingencies (Detail) $ in Thousands	Jun. 30, 2015 USD ($)
Loss Contingencies [Line Items]
Reserve for environmental matters	$ 16,957
Environmental Issue
Loss Contingencies [Line Items]
Estimated total liability for environmental sites range, minimum	17,000
Estimated total liability for environmental sites range, maximum	80,200
Estimated total liability for environmental sites range, largest	$ 8,400